Income Taxes (Details) - Schedule of Taxes Payable - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Income Taxes (Details) - Schedule of Taxes Payable [Line Items]
Income taxes payable	$ 253,932
Previously Reported [Member]
Income Taxes (Details) - Schedule of Taxes Payable [Line Items]
Income taxes payable			$ 15,842